Stockholders equity (Details)	Dec. 31, 2022 shares
Summary of common stock reserved for future issuance
Common stock reserved for future issuance	11,822,536
2022 Stock Incentive Plan
Summary of common stock reserved for future issuance
Common stock reserved for future issuance	8,730,000	[1]
Private Placement Warrants
Summary of common stock reserved for future issuance
Common stock reserved for future issuance	14,250,000
Public Warrants
Summary of common stock reserved for future issuance
Common stock reserved for future issuance	11,500,000
Strategic Warrants
Summary of common stock reserved for future issuance
Common stock reserved for future issuance	37,572,536

[1]	For more details about the 2022 Stock Incentive Plan refer to Note 2.